Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 17,247	€ 18,428	€ 17,514
Cost of sales [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	3,197	2,509	1,245
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	7,453	10,296	10,892
Selling General And Administrative Expense [Member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 6,597	€ 5,623	€ 5,377